Goodwill and Intangible Assets - Summary of Intangible Assets (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) vessel	Dec. 31, 2019 USD ($)
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 233,594	$ 196,146
Accumulated Amortization	(155,821)	(150,221)
Net Carrying Amount	77,773	45,925
Customer contracts
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	193,194	192,938
Accumulated Amortization	(140,756)	(149,558)
Net Carrying Amount	52,438	43,380
Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	22,500	3,208
Accumulated Amortization	(10,875)	(663)
Net Carrying Amount	11,625	$ 2,545
Off-market in-charter contracts
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	17,900
Accumulated Amortization	(4,190)
Net Carrying Amount	$ 13,710
Off-market in-charter contracts | FSO
Acquired Finite-Lived Intangible Assets [Line Items]
Number of vessels | vessel	2